Corporate Information (Notes)	12 Months Ended
Dec. 31, 2017
Corporate Information and Statement of IFRS Compliance [Abstract]
Corporate Information
Corporate Information
A. Description of the Business
TransAlta Corporation (“TransAlta” or the “Corporation”) was incorporated under the Canada Business Corporations Act in March 1985. The Corporation became a public company in December 1992. Its head office is located in Calgary, Alberta.
I. Generation Segments
The six generation segments of the Corporation are as follows: Canadian Coal, US Coal, Canadian Gas, Australian Gas, Wind and Solar, and Hydro. The Corporation owns and operates hydro, wind and solar, natural gas and coal-fired facilities, and related mining operations in Canada, the United States (“US”), and Australia. Revenues are derived from the availability and production of electricity and steam as well as ancillary services such as system support. Electricity sales made by the Corporation’s commercial and industrial group are assumed to be sourced from the Corporation’s production and have been included in the Canadian Coal segment.
II. Energy Marketing Segment
The Energy Marketing segment derives revenue and earnings from the wholesale trading of electricity and other energy-related commodities and derivatives.
Energy Marketing manages available generating capacity as well as the fuel and transmission needs of the generation segments by utilizing contracts of various durations for the forward sales of electricity and for the purchase of natural gas and transmission capacity. Energy Marketing is also responsible for recommending portfolio optimization decisions. The results of these other activities are included in each generation segment.
III. Corporate
The Corporate segment includes the Corporation’s central financial, legal, administrative, and investor relation functions. Charges directly or reasonably attributable to other segments are allocated thereto.
B. Basis of Preparation
These consolidated financial statements have been prepared by management in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis except for financial instruments and assets held for sale, which are measured at fair value, as explained in the following accounting policies.
These consolidated financial statements were authorized for issue by TransAlta's Board of Directors (the "Board") on March 1, 2018.
C. Basis of Consolidation
The consolidated financial statements include the accounts of the Corporation and the subsidiaries that it controls. Control exists when the Corporation is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect the returns through its power over the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period and apply consistent accounting policies as the parent company.